The Torray Fund
Schedule of Investments

As of March 31, 2020 (unaudited)

Shares			Market Value
	COMMON STOCKS - 90.5%
	34.9%	FINANCIALS +
164,100		American Express Co.	$14,048,601
76,400		Berkshire Hathaway, Inc. - Class B *	13,968,212
156,818		Marsh & McLennan Cos., Inc.	13,558,484
364,400		Loews Corp.	12,692,052
589,300		Bank of America Corp.	12,510,839
120,350		JPMorgan Chase & Co.	10,835,110
92,950		Chubb Limited	10,381,586
311,700		American International Group, Inc.	7,558,725
253,400		Wells Fargo & Co.	7,272,580
			102,826,189
	14.7%	HEALTH CARE
108,924		Johnson & Johnson	14,283,204
43,050		UnitedHealth Group Inc.	10,735,809
40,150		Becton Dickinson & Co.	9,225,266
163,400		Bristol-Myers Squibb Co.	9,107,916
			43,352,195
	13.0%	INFORMATION TECHNOLOGY
252,700		Intel Corp.	13,676,124
336,900		Cisco Systems, Inc.	13,243,539
103,550		International Business Machines Corp.	11,486,802
			38,406,465
	9.9%	INDUSTRIALS
166,350		Eaton Corp. plc	12,923,732
63,400		General Dynamics Corp.	8,388,454
989,447		General Electric Co.	7,856,209
			29,168,395
	6.8%	CONSUMER STAPLES
453,395		Kraft Heinz Co.	11,216,992
189,700		Sysco Corp.	8,656,011
			19,873,003
	6.7%	ENERGY
417,620		BP plc - ADR	10,185,752
269,900		Royal Dutch Shell plc - ADR - Class A	9,416,811
			19,602,563
	4.5%	MATERIALS
270,505		DuPont de Nemours, Inc.	9,224,220
133,533		Dow, Inc.	3,904,505
			13,128,725
	TOTAL COMMON STOCKS
		(cost $245,393,771)	266,357,535

	SHORT-TERM INVESTMENTS - 9.8%
	1.7%	MONEY MARKET FUND
5,054,998		Fidelity Institutional Money Market Funds Government Portfolio - Class I, 0.30% ^	5,054,998

Par	8.1%	U.S. TREASURY OBLIGATION
$24,000,000		U.S. Treasury Bill, 1.44%,☐ 4/30/2020	23,971,193
		TOTAL SHORT-TERM INVESTMENTS
		(cost $29,026,191)	29,026,191

		TOTAL INVESTMENTS - 100.3%
		(cost $274,419,962)	295,383,726
		OTHER ASSETS AND LIABILITIES, NET - (0.3)%	(926,701)
		TOTAL NET ASSETS - 100.0%	$294,457,025

+
As of March 31, 2020, the Fund had a significant portion of its assets invested in this sector. The financials sector may be more greatly impacted by the performance of the overall economy, interest rates, competition, and consumer confidence and spending.

*	Non-income producing security.
^	The rate shown is the annualized seven-day effective yield as of March 31, 2020.
☐	Rate shown is effective yield as of March 31, 2020.
ADR - American Depositary Receipt

The above industry classifications are based upon the The Global Industry Classification Standard ("GICS"®). GICS was developed by and is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor's Financial Services LLC ("S&P").  GICS is a service mark of MSCI and S&P and has been licensed for use.

Summary of Fair Value Exposure
The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's securities as of March 31, 2020:

	Level 1	Level 2	Level 3	Total
Common Stocks	$266,357,535	$-	$-	$266,357,535
Short-Term Investment	5,054,998	23,971,193	-	29,026,191
Total Investments in Securities	$271,412,533	$23,971,193	$-	$295,383,726

Refer to Schedule of Investments for furhter information on the classification of investments.